Financial instruments and fair value measurement - Financial liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Liabilities
Non-current finance debt		$ 19,361	$ 22,230
Non-current derivative financial instruments		1,958	1,795
Trade and other payables	[1]	11,110	9,556
Current provisions and other liabilities	[1]	2,384	2,314
Current finance debt		7,223	5,996
Dividends payable		1,906	2,649
Current derivative financial instruments		833	1,619
Total		44,775	46,159
Non-financial liabilities
Liabilities
Trade and other payables
Current provisions and other liabilities		999	819
Total		999	819
Amortised cost
Liabilities
Non-current finance debt		19,361	22,230
Trade and other payables		11,110	9,556
Current provisions and other liabilities		1,385	1,495
Current finance debt		7,223	5,996
Dividends payable		1,906	2,649
Total		40,985	41,927
Fair value through profit or loss
Liabilities
Non-current derivative financial instruments		1,958	1,795
Current derivative financial instruments		833	1,619
Total		$ 2,791	$ 3,414

[1]	Disaggregated from the previously reported line-item Trade, other payables and provisions.